Annual Fund Operating Expenses - PGIM QMA Large Cap Value Fund	Apr. 29, 2021
A
Operating Expenses:
Management fee	0.80%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.27%
Total annual Fund operating expenses	1.37%
Fee waiver and/or expense reimbursement	(0.22%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	[1],[2]
C
Operating Expenses:
Management fee	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.55%	[3]
Total annual Fund operating expenses	2.35%
Fee waiver and/or expense reimbursement	(0.17%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.18%	[1],[2]
R
Operating Expenses:
Management fee	0.80%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.20%
Total annual Fund operating expenses	1.75%
Fee waiver and/or expense reimbursement	(0.42%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.33%	[1],[2]
Z
Operating Expenses:
Management fee	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual Fund operating expenses	0.98%
Fee waiver and/or expense reimbursement	(0.17%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.81%	[1],[2]
R6
Operating Expenses:
Management fee	0.80%
Distribution and service (12b-1) fees	none
Other expenses	3.03%	[3]
Total annual Fund operating expenses	3.83%
Fee waiver and/or expense reimbursement	(3.02%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.81%	[1],[2]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed to waive and/or reimburse up to 0.17% of fees and expenses from the Fund through June 30, 2022 to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This contractual waiver may not be terminated prior to June 30, 2022 without the prior approval of the Fund’s Board of Trustees.
[2]	The distributor of the Fund has contractually agreed until June 30, 2022 to reduce its distribution and service (12b-1) fees to 0.25% and 0.50% of the average daily net assets of Class A and Class R shares, respectively. These waivers may not be terminated prior to June 30, 2022 without prior approval of the Fund’s Board of Trustees.
[3]	Other expenses have been updated from the most recent annual report to reflect current expenses.